ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following, and the Company determined that based on the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends, supportable and reasonable forecast and changes in its customer payment patterns, the allowance for credit losses assessed to be immaterial.

	As of
	June 30, 2024	December 31, 2023
Accounts receivable	$2,339,830	$2,532,551